Document and Entity Information	May 24, 2022
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	May 24, 2022
Entity File Number	000-55402
Entity Registrant Name	Rocky Mountain Industrials, Inc.
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	46-0750094
Entity Address State Or Province	CO
Entity Address, Address Line One	6200 S Syracuse Way
Entity Address, Adress Line Two	Suite 450
Entity Address, City or Town	Greenwood Village
Entity Address, Postal Zip Code	80111
City Area Code	720
Local Phone Number	614-5213
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001556179
Amendment Flag	false